Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Henan Tourism Information Co., Ltd., [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Payable		$ 3.5	¥ 24
Business Acquisition, Percentage of Voting Interests Acquired		80.00%	80.00%
Subsequent Event [Member] | Treasury Stock [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired	465,350
Subsequent Event [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Restricted stock granted	1,130,000